SEGMENTED INFORMATION - Disclosure of detailed information about property and equipment by location (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property and equipment	$ 746	$ 644
Sweden [Member]
Disclosure of operating segments [line items]
Property and equipment	58	54
USA [Member]
Disclosure of operating segments [line items]
Property and equipment	$ 688	$ 590